Schedule of Noncontrolling Interests (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 21, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Class of Stock [Line Items]
Balance		$ (120,397)	$ (148,290)	$ (34,925)	$ (192,118)	$ (192,118)	$ 1,728,413
Net income (loss)		(17,907)	9,747	(110,555)	54,057	(803)	(2,658,180)
Preferred A-0 Unit Accounts guaranteed payment accrual							16,800
Deemed dividend for BCG Preferred B.2 Unit Accounts preferred return
Miscellaneous adjustment to previously allocated FLP Subclass 3 income				189
Reclass of BCH Preferred A-0 from temporary to permanent equity					125,500	160,500
Noncontrolling interest reclass			(122)	(1,331)	(347)	(892)
Balance		(142,827)	(13,192)	(142,827)	(13,192)	(34,925)	(192,118)
Distribution to noncontrolling interest		(410)					(269)
Noncontrolling Interest [Member]
Class of Stock [Line Items]
Balance		99,443	34,293	132,076	42,231	42,231	142,213
Net income (loss)		(15,970)	(7,590)	(45,209)	(15,303)	(64,359)	(579,331)
Preferred A-0 Unit Accounts guaranteed payment accrual		(3,001)		(5,958)
Reclass of distributions payable to noncontrolling interest holder		(410)		(1,331)		(5,430)	1,170
Reduction of noncontrolling interest in connection with recent financings							(3,272)
Issuance of noncontrolling interest in connection with recent financings							79
Conversion of BCH Class S Ordinary to Class A common stock							(3,884)
Conversion of Preferred Series C to Class A common stock							(205,759)
Deemed dividend for BCG Preferred B.2 Unit Accounts preferred return							(6,942)
Miscellaneous adjustment to previously allocated FLP Subclass 3 income				189
Issuance of shares in connection with recent financings				295			133
Reclass of BCH Preferred A-0 from temporary to permanent equity			125,526		125,526	160,526	699,441
Issuance of Series B-1 preferred stock and noncontrolling interest in connection with recent financings							992
Noncontrolling interest reclass			(122)	(1,331)	(347)	(892)
Balance		80,062	152,107	80,062	152,107	132,076	42,231
Distribution to noncontrolling interest		(410)	(122)		(347)		(269)
Reclass of distributions payable to noncontrolling interest holder		410		1,331		5,430	(1,170)
Trusts [Member] | Noncontrolling Interest [Member]
Class of Stock [Line Items]
Balance		(218,356)	(166,463)	(201,518)	(165,712)	(165,712)	(118,299)
Net income (loss)		(9,780)	(4,523)	(25,992)	(5,049)	(34,914)	(44,175)
Preferred A-0 Unit Accounts guaranteed payment accrual
Reclass of distributions payable to noncontrolling interest holder		(410)		(1,331)			1,170
Reduction of noncontrolling interest in connection with recent financings							(3,272)
Issuance of noncontrolling interest in connection with recent financings							79
Conversion of BCH Class S Ordinary to Class A common stock
Conversion of Preferred Series C to Class A common stock
Deemed dividend for BCG Preferred B.2 Unit Accounts preferred return
Miscellaneous adjustment to previously allocated FLP Subclass 3 income
Issuance of shares in connection with recent financings				295			133
Reclass of BCH Preferred A-0 from temporary to permanent equity
Issuance of Series B-1 preferred stock and noncontrolling interest in connection with recent financings							992
Noncontrolling interest reclass						(892)
Balance		(228,546)	(171,108)	(228,546)	(171,108)	(201,518)	(165,712)
Distribution to noncontrolling interest			(122)		(347)
Reclass of distributions payable to noncontrolling interest holder		410		1,331			(1,170)
FLP Units [Member] | Noncontrolling Interest [Member]
Class of Stock [Line Items]
Balance
Net income (loss)				(189)
Preferred A-0 Unit Accounts guaranteed payment accrual
Reclass of distributions payable to noncontrolling interest holder
Miscellaneous adjustment to previously allocated FLP Subclass 3 income				189
Issuance of shares in connection with recent financings
Reclass of BCH Preferred A-0 from temporary to permanent equity
Balance
Distribution to noncontrolling interest
Reclass of distributions payable to noncontrolling interest holder
Preferred Series A Subclass 0 Non-Redeemable [Member]
Class of Stock [Line Items]
Reclass of BCH Preferred A-0 from temporary to permanent equity	$ 35,000
Preferred Series A Subclass 0 Non-Redeemable [Member] | Noncontrolling Interest [Member]
Class of Stock [Line Items]
Balance		160,526		160,526
Net income (loss)		3,001		5,958		5,430
Preferred A-0 Unit Accounts guaranteed payment accrual		(3,001)		(5,958)
Reclass of distributions payable to noncontrolling interest holder						(5,430)
Reduction of noncontrolling interest in connection with recent financings
Issuance of noncontrolling interest in connection with recent financings
Conversion of BCH Class S Ordinary to Class A common stock
Conversion of Preferred Series C to Class A common stock
Deemed dividend for BCG Preferred B.2 Unit Accounts preferred return
Miscellaneous adjustment to previously allocated FLP Subclass 3 income
Issuance of shares in connection with recent financings
Reclass of BCH Preferred A-0 from temporary to permanent equity			125,526		125,526	160,526
Issuance of Series B-1 preferred stock and noncontrolling interest in connection with recent financings
Noncontrolling interest reclass
Balance		160,526	125,526	160,526	125,526	160,526
Distribution to noncontrolling interest
Reclass of distributions payable to noncontrolling interest holder						5,430
Preferred Series A Subclass 1 [Member] | Noncontrolling Interest [Member]
Class of Stock [Line Items]
Balance		157,273	200,756	173,068	207,943	207,943
Net income (loss)		(9,191)	(3,067)	(24,986)	(10,254)	(34,875)	(484,556)
Preferred A-0 Unit Accounts guaranteed payment accrual
Reclass of distributions payable to noncontrolling interest holder
Reduction of noncontrolling interest in connection with recent financings
Issuance of noncontrolling interest in connection with recent financings
Conversion of BCH Class S Ordinary to Class A common stock
Conversion of Preferred Series C to Class A common stock
Deemed dividend for BCG Preferred B.2 Unit Accounts preferred return							(6,942)
Miscellaneous adjustment to previously allocated FLP Subclass 3 income
Issuance of shares in connection with recent financings
Reclass of BCH Preferred A-0 from temporary to permanent equity							699,441
Issuance of Series B-1 preferred stock and noncontrolling interest in connection with recent financings
Noncontrolling interest reclass
Balance		148,082	197,689	148,082	197,689	173,068	207,943
Distribution to noncontrolling interest
Reclass of distributions payable to noncontrolling interest holder
Class S Ordinary [Member] | Noncontrolling Interest [Member]
Class of Stock [Line Items]
Balance							52,560
Net income (loss)							(48,676)
Reclass of distributions payable to noncontrolling interest holder
Reduction of noncontrolling interest in connection with recent financings
Issuance of noncontrolling interest in connection with recent financings
Conversion of BCH Class S Ordinary to Class A common stock							(3,884)
Conversion of Preferred Series C to Class A common stock
Deemed dividend for BCG Preferred B.2 Unit Accounts preferred return
Issuance of shares in connection with recent financings
Reclass of BCH Preferred A-0 from temporary to permanent equity
Issuance of Series B-1 preferred stock and noncontrolling interest in connection with recent financings
Noncontrolling interest reclass
Balance
Distribution to noncontrolling interest
Reclass of distributions payable to noncontrolling interest holder
Class S Preferred [Member] | Noncontrolling Interest [Member]
Class of Stock [Line Items]
Balance							856
Net income (loss)							(856)
Reclass of distributions payable to noncontrolling interest holder
Reduction of noncontrolling interest in connection with recent financings
Issuance of noncontrolling interest in connection with recent financings
Conversion of BCH Class S Ordinary to Class A common stock
Conversion of Preferred Series C to Class A common stock
Deemed dividend for BCG Preferred B.2 Unit Accounts preferred return
Issuance of shares in connection with recent financings
Reclass of BCH Preferred A-0 from temporary to permanent equity
Issuance of Series B-1 preferred stock and noncontrolling interest in connection with recent financings
Noncontrolling interest reclass
Balance
Distribution to noncontrolling interest
Reclass of distributions payable to noncontrolling interest holder
Preferred Series C [Member] | Noncontrolling Interest [Member]
Class of Stock [Line Items]
Balance							205,759
Net income (loss)
Reclass of distributions payable to noncontrolling interest holder
Reduction of noncontrolling interest in connection with recent financings
Issuance of noncontrolling interest in connection with recent financings
Conversion of BCH Class S Ordinary to Class A common stock
Conversion of Preferred Series C to Class A common stock							(205,759)
Deemed dividend for BCG Preferred B.2 Unit Accounts preferred return
Issuance of shares in connection with recent financings
Reclass of BCH Preferred A-0 from temporary to permanent equity
Issuance of Series B-1 preferred stock and noncontrolling interest in connection with recent financings
Noncontrolling interest reclass
Balance
Distribution to noncontrolling interest
Reclass of distributions payable to noncontrolling interest holder
Class A of CT [Member]
Class of Stock [Line Items]
Distribution to noncontrolling interest							(300)
Class A of CT [Member] | Noncontrolling Interest [Member]
Class of Stock [Line Items]
Balance							1,337
Net income (loss)							(1,068)
Reclass of distributions payable to noncontrolling interest holder
Reduction of noncontrolling interest in connection with recent financings
Issuance of noncontrolling interest in connection with recent financings
Conversion of BCH Class S Ordinary to Class A common stock
Conversion of Preferred Series C to Class A common stock
Deemed dividend for BCG Preferred B.2 Unit Accounts preferred return
Issuance of shares in connection with recent financings
Reclass of BCH Preferred A-0 from temporary to permanent equity
Issuance of Series B-1 preferred stock and noncontrolling interest in connection with recent financings
Noncontrolling interest reclass
Balance
Distribution to noncontrolling interest							(269)
Reclass of distributions payable to noncontrolling interest holder